Stockholders’ Equity and Regulatory Capital (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 31, 2024	Apr. 30, 2021	Apr. 30, 2020	Jun. 30, 2026	Jun. 30, 2025
Stockholders’ Equity and Regulatory Capital [Line Items]
Percentage of housing-related finance				65.00%
Common equity tier 1 capital ratio	9.00%
Percentage of tier 1 capital ratio of at least	11.00%
Percentage of capital ratio of at least	12.00%
Leverage ratio of at least	9.00%
Average total consolidated assets				$ 10
Bank leverage ratio				9.00%
Transition from the temporary			8.00%
CBLR requirement			9.00%
Minimum CBLR		9.00%	8.50%
Percentage of common equity tier one risk-based capital ratio				6.50%
Percentage of tier one risk-based capital ratio				8.00%
Percentage of total risk-based capital ratio				10.00%
Percentage of tier one leverage ratio				5.00%
Percentage of CCB				2.50%
Dividends, Total				$ 0	$ 0
Maximum [Member]
Stockholders’ Equity and Regulatory Capital [Line Items]
Changes temporarily			9.00%
Minimum [Member]
Stockholders’ Equity and Regulatory Capital [Line Items]
Changes temporarily			8.00%